Income Taxes (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Movement in deferred tax balances
Acquired through business combination	$ (142,941)
Recognised in profit or loss	1,469
Net balance at the end of the year	(141,472)
Deferred tax assets	22,262
Deferred tax liability	(163,734)
Inventories
Movement in deferred tax balances
Acquired through business combination	491
Recognised in profit or loss	(4,896)
Net balance at the end of the year	(4,405)
Deferred tax liability	(4,405)
Property, plant and equipment
Movement in deferred tax balances
Acquired through business combination	(154,903)
Recognised in profit or loss	(4,320)
Net balance at the end of the year	(159,223)
Deferred tax liability	(159,223)
Lease liability
Movement in deferred tax balances
Acquired through business combination	151
Recognised in profit or loss	4,723
Net balance at the end of the year	4,874
Deferred tax assets	4,874
Provisions
Movement in deferred tax balances
Acquired through business combination	11,320
Recognised in profit or loss	235
Net balance at the end of the year	11,555
Deferred tax assets	11,555
Tax losses
Movement in deferred tax balances
Recognised in profit or loss	5,833
Net balance at the end of the year	5,833
Deferred tax assets	5,833
Other
Movement in deferred tax balances
Recognised in profit or loss	(106)
Net balance at the end of the year	(106)
Deferred tax liability	$ (106)